Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total Company's Shareholders' Equity	Ordinary Shares	Additional Paid-in Capital	Accumulated Losses	Accumulated Other Comprehensive (Loss)/Income	Non-controlling Interests	Total
Balance at Dec. 31, 2018	$ 388,341	$ 66,658	$ 505,585	$ (183,659)	$ (243)	$ 23,243	$ 411,584
Balance (in shares) at Dec. 31, 2018		666,577
Increase (Decrease) in Stockholders' Equity
Net (loss)/income	(106,024)			(106,024)		2,345	(103,679)
Issuances in relation to share option exercises	251	$ 33	218				251
Issuances in relation to share option exercises (in shares)		329
Share-based compensation - share options	7,157		7,157			16	7,173
Share-based compensation - Long-term incentive plan ("LTIP")	2,239		2,239			12	2,251
Share-based compensation	9,396		9,396			28	9,424
LTIP-treasury shares acquired and held by Trustee	(346)		(346)				(346)
Transfer between reserves			51	(51)
Foreign currency translation adjustments	(3,606)				(3,606)	(725)	(4,331)
Balance at Dec. 31, 2019	288,012	$ 66,691	514,904	(289,734)	(3,849)	24,891	312,903
Balance (in shares) at Dec. 31, 2019		666,906
Increase (Decrease) in Stockholders' Equity
Net (loss)/income	(125,730)			(125,730)		10,213	(115,517)
Issuance in relation to public offering	118,341	$ 2,366	115,975				118,341
Issuance in relation to public offering (in shares)		23,669
Issuances in relation to private investment in public equity ("PIPE")	200,000	$ 3,667	196,333				200,000
Issuances in relation to private investment in public equity ("PIPE") (in shares)		36,667
Issuance costs	(8,317)		(8,317)				(8,317)
Issuances in relation to share option exercises	593	$ 48	545				593
Issuances in relation to share option exercises (in shares)		480
Share-based compensation - share options	8,727		8,727			10	8,737
Share-based compensation - Long-term incentive plan ("LTIP")	7,203		7,203			16	7,219
Share-based compensation	15,930		15,930			26	15,956
LTIP-treasury shares acquired and held by Trustee	(12,904)		(12,904)				(12,904)
Dividends declared to non-controlling shareholders of subsidiaries						(1,462)	(1,462)
Purchase of additional interests in a subsidiary of an equity investee (Note 11)	(139)		(52)	(83)	(4)	(35)	(174)
Transfer between reserves			44	(44)
Foreign currency translation adjustments	8,330				8,330	1,200	9,530
Balance at Dec. 31, 2020	484,116	$ 72,772	822,458	(415,591)	4,477	34,833	518,949
Balance (in shares) at Dec. 31, 2020		727,722
Increase (Decrease) in Stockholders' Equity
Net (loss)/income	(194,648)			(194,648)		27,607	(167,041)
Issuance in relation to public offering	614,867	$ 11,960	602,907				614,867
Issuance in relation to public offering (in shares)		119,600
Issuances in relation to private investment in public equity ("PIPE")	100,000	$ 1,639	98,361				100,000
Issuances in relation to private investment in public equity ("PIPE") (in shares)		16,393
Issuance costs	(29,806)		(29,806)				(29,806)
Issuances in relation to share option exercises	2,452	$ 82	2,370				2,452
Issuances in relation to share option exercises (in shares)		816
Share-based compensation - share options	16,339		16,339			26	16,365
Share-based compensation - Long-term incentive plan ("LTIP")	19,808		19,808			70	19,878
Share-based compensation	36,147		36,147			96	36,243
LTIP-treasury shares acquired and held by Trustee	(27,309)		(27,309)				(27,309)
Dividends declared to non-controlling shareholders of subsidiaries						(9,894)	(9,894)
Transfer between reserves			89	(89)
Divestment of an equity investee (Note 23)	(1,468)		(21)		(1,447)	(443)	(1,911)
Foreign currency translation adjustments	2,542				2,542	422	2,964
Balance at Dec. 31, 2021	$ 986,893	$ 86,453	$ 1,505,196	$ (610,328)	$ 5,572	$ 52,621	$ 1,039,514
Balance (in shares) at Dec. 31, 2021		864,531